Benefit plans (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Benefit Plans
Non-current	$ 13,648	$ 10,719	$ 12,619
Current	1,441	1,258	1,587
Total Benefit plans	$ 15,089	$ 11,977	$ 14,207